INCOME TAXES - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018
Income Taxes [Line Items]
Income tax rate			25.00%	25.00%	25.00%
Income tax reconciliation percentage of tax holiday exemption			2.12%	18.86%	12.87%
Valuation allowances			¥ 4,102	¥ 1,909
Tax loss carry-forward			¥ 55,222
Tax loss carry-forward, expiration date			Dec. 31, 2025	Dec. 31, 2023
Tax loss carry-forward, limitations on use			The Company operates its business through its subsidiaries and VIEs. The Company does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Company.
Foreign investment enterprises, withholding income tax rate			10.00%
Foreign investment enterprises, withholding income tax rate for those who qualifies as a beneficial owner			5.00%
Foreign investment enterprises, threshold of beneficial ownership to qualify for reduction in withholding income tax rate			25.00%
Foreign investment enterprises, withholding income tax rate for those who do not qualify as a beneficial owner			10.00%
Shanghai Chuangzhen Software Co., Ltd.
Income Taxes [Line Items]
Income tax reconciliation tax holiday exemption amount			¥ 0
Income tax holiday exemption period			3 years
Income tax reconciliation percentage of tax holiday exemption			50.00%
Forecast [Member] | Shanghai Chuangzhen Software Co., Ltd.
Income Taxes [Line Items]
Income tax reconciliation tax holiday exemption amount		¥ 0
Income tax holiday exemption period		3 years
Income tax reconciliation percentage of tax holiday exemption		50.00%
Hong Kong
Income Taxes [Line Items]
Income tax rate			25.00%
Preferential tax rate			15.00%
Statute of limitations period (in years)			3 years
Extension period for statute of limitations under special circumstances (in years)			5 years
Amount of underpayment threshold of tax liability listed as special circumstance			¥ 100
Statute of limitations period for related party transaction (in years)			10 years
Hong Kong
Income Taxes [Line Items]
Income tax rate			16.50%
Mexico
Income Taxes [Line Items]
Income tax rate			30.00%
Indonesia
Income Taxes [Line Items]
Percentage of CIT rate			25
Percentage of Corporate Income Tax adjust			22
Indonesia | Forecast [Member]
Income Taxes [Line Items]
Percentage of Corporate Income Tax adjust	20	22